Average Annual Total Returns - First Trust Short Duration Managed Municipal ETF	First Trust Short Duration Managed Municipal ETF 1 Year	First Trust Short Duration Managed Municipal ETF Since Inception	First Trust Short Duration Managed Municipal ETF Inception Date	First Trust Short Duration Managed Municipal ETF After tax on distributions 1 Year	First Trust Short Duration Managed Municipal ETF After tax on distributions Since Inception	First Trust Short Duration Managed Municipal ETF After tax on distributions and sale of fund shares 1 Year	First Trust Short Duration Managed Municipal ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Municipal Short (1-5) Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Short (1-5) Year Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.82%	4.15%	Nov. 01, 2018	2.86%	3.26%	2.25%	2.79%	3.66%	4.18%